UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Item 1. Reports to Stockholders.

SP Funds S&P 500 Sharia Industry Exclusions ETF
Ticker: SPUS

SP Funds Dow Jones Global Sukuk ETF
Ticker: SPSK

Semi-Annual Report
May 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Sharia ETF”) and SP Funds Dow Jones Global Sukuk ETF (the “Sukuk ETF”) (each, a “Fund” and together, the “Funds”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

SP Funds

TABLE OF CONTENTS

SP Funds

Shareholder Letter

The Sharia ETF

The Sharia ETF seeks to track the performance, before fees and expenses, of the S&P 500 Shariah Industry Exclusions Index (the “Sharia Index”). The Sharia ETF’s portfolio is composed of the constituents of the S&P 500® Shariah Index other than those from the following sub-industries: Aerospace & Defense, Financial Exchanges & Data, and Data Processing & Outsourced Services. Additional securities outside of the sub-industries that are non-Sharia compliant are also excluded from the portfolio. The S&P 500® Shariah Index includes all Sharia-compliant constituents of the S&P 500® Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. Islamic religious law commonly known as Sharia has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries. Constituents of the S&P 500® Shariah Index have been screened for non-compliant business activities (companies that offer products and services that are not compliant with Sharia law such as gambling, alcohol or tobacco) and compliance with certain accounting-based financial ratios (companies must satisfy financial ratios governing leverage, cash, and the share of revenues derived from non-compliant activities). The information presented in this report relates to the since inception performance of the Sharia ETF for the fiscal period beginning December 17, 2019 (inception date) through May 31, 2020.

Performance Overview:

Since the inception date of December 17, 2019, the Sharia ETF generated a total return of 2.28% (NAV) and 2.03% (Market). This compares to the 1.82% total return of the Sharia Index, and the -3.78% total return of the benchmark, the S&P 500® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Information Technology, Health Care, and Communications Services were the leading contributors, while Energy, Industrials, and Consumer Staples were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Microsoft Corp., Apple, Inc., and Nvidia Corp. Conversely, the leading detractors included Exxon Mobil Corp., Chevron Corp., and The Coca-Cola Co.

The Sukuk ETF

The Sukuk ETF seeks to track the performance, before fees and expenses, of the Dow Jones Sukuk Total Return (ex-Reinvestment) Index (the “Sukuk Index”). The Sukuk ETF’s portfolio includes U.S. dollar-denominated investment-grade sukuk, which are financial certificates, similar to bonds, issued in the global markets and structured to comply with Islamic religious law commonly known as Sharia and its investment principles. To be eligible for inclusion in the Sukuk Index, sukuk must have an outstanding issue size of at least US $200 million, a minimum time to maturity of one year, and a credit quality rating of at least BBB-/Baa3 by Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Inc. or Fitch Ratings, Inc.

Unlike conventional bonds, sukuk are based on a variety of contracts to create financial obligations, and the returns to investors are considered to be profit sharing, not interest. Issuers of sukuk may include international financial institutions, foreign governments (including in emerging markets), and foreign government agencies or instrumentalities that issue sukuk through a secondary issuing vehicle such as a trust. Sharia has certain restrictions regarding finance and commercial activities, including interest restrictions and prohibited industries and only sukuk, as screened by Thomson Reuters, is eligible for the Sukuk Index. The Sukuk ETF considers emerging market countries to be those countries included in the MSCI Emerging Markets Index. The information presented in this report relates to the since inception performance of the Sukuk ETF for the fiscal period beginning December 27, 2019 (inception date) through May 31, 2020.

Performance Overview:

Since the inception date of December 27, 2019, the Sukuk ETF generated a total return of -0.62% (NAV) and -0.37% (Market). This compares to the 1.90% total return of the Sukuk Index for the same period.

The Sukuk ETF experienced larger than normal tracking difference versus the Sukuk Index for the fiscal period. Due to limited availability of certain securities as well as minimum asset requirements the Sukuk ETF had to purchase securities over time to reach the desired allocations. That, coupled with large variations in sukuk pricing, are the primary drivers of the performance tracking. The Sukuk ETF will always generate some level of tracking versus the Sukuk Index due to pricing, but the level should decrease notably going forward.

Past performance does not guarantee future results.

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This and other information is in the prospectus. A prospectus may be obtained by visiting www.sp-funds.com. Please read the prospectus carefully before you invest.

1

SP Funds

Shareholder Letter (Continued)

Diversification does not ensure a profit or protect against loss in declining markets.

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate each Fund’s net asset value per share (NAV), but the market price sometimes may be higher or lower than the NAV. Each Fund is new with a limited operating history.

Islamic religious law commonly known as Sharia has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which each Fund can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect each Fund’s performance, especially in comparison to a more diversified fund.

Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate.

Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets

Sukuk are financial certificates that are similar to conventional bonds but are structured to comply with Sharia law and its investments principles, which, among other things, prohibit charging or paying interest. Because no collateral is pledged as security for sukuk, purchasers of sukuk are subject to the risk that an issuer may not meet its payment obligations or that an underlying asset may not perform as expected or lose value. There may be times when the market is illiquid and it is difficult for the Sukuk ETF to make an investment in or dispose of sukuk.

Shares of the Funds are distributed by Foreside Fund Services, LLC.

2

SP Funds

SHARIA ETF PORTFOLIO ALLOCATION at May 31, 2020 (Unaudited)
Sector	% of Net Assets
Technology	35.0%
Consumer (Non-Cyclical)	28.1
Communications	13.8
Consumer (Cyclical)	9.6
Industrials	6.7
Energy	3.7
Basic Materials	2.8
Cash & Cash Equivalents (1)	0.3
Total	100.0%
SUKUK ETF PORTFOLIO ALLOCATION at May 31, 2020 (Unaudited)
Sector	% of Net Assets
Government	57.5%
Financials	20.4
Utilities	12.0
Consumer (Non-Cyclical)	4.6
Communications	2.0
Consumer (Cyclical)	1.4
Cash & Cash Equivalents (1)	1.1
Basic Materials	1.0
Total	100.0%

(1)     Represents cash, short-term investments and other assets in excess of liabilities.

3

Sharia ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited)
	Shares	Value
Common Stocks — 99.7%
Airlines — 0.2%
Alaska Air Group, Inc.	257	$8,787
Southwest Airlines Co.	994	31,907
		40,694
Apparel — 1.2%
Nike, Inc. - Class B	2,461	242,605
Ralph Lauren Corp. - Class A	109	8,230
Tapestry, Inc.	516	7,018
Under Armour, Inc. - Class A (1)	421	3,684
Under Armour, Inc. - Class C (1)	465	3,655
VF Corp.	627	35,175
		300,367
Auto Manufacturers — 0.3%
Cummins, Inc.	418	70,893

Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	412	13,246

Beverages — 3.0%
The Coca-Cola Co.	7,486	349,447
Monster Beverage Corp. (1)	829	59,613
PepsiCo, Inc.	2,702	355,448
		764,508
Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc. (1)	470	56,353
Amgen, Inc.	1,160	266,452
Biogen, Inc. (1)	378	116,080
Corteva, Inc.	1,651	45,089
Gilead Sciences, Inc.	2,533	197,143
Illumina, Inc. (1)	318	115,450
Incyte Corp. (1)	325	33,121
Regeneron Pharmaceuticals, Inc. (1)	143	87,632
Vertex Pharmaceuticals, Inc. (1)	478	137,645
		1,054,965
Building Materials — 0.6%
Carrier Global Corp. (1)	1,836	37,583
Johnson Controls International PLC	1,405	44,131
Martin Marietta Materials, Inc.	138	26,508
Masco Corp.	569	26,544
Vulcan Materials Co.	267	28,922
		163,688
	Shares	Value
Chemicals — 2.4%
Air Products and Chemicals, Inc.	440	$106,326
Ecolab, Inc.	583	123,934
Linde PLC	1,083	219,134
PPG Industries, Inc.	570	57,952
The Sherwin-Williams Co.	174	103,330
		610,676
Commercial Services — 0.4%
Cintas Corp.	189	46,865
Gartner, Inc. (1)	162	19,715
Robert Half International, Inc.	215	10,909
Rollins, Inc.	258	10,784
		88,273
Computers — 10.2%
Apple, Inc.	7,620	2,422,703
Cognizant Technology Solutions Corp.	1,191	63,123
Fortinet, Inc. (1)	288	40,089
HP, Inc.	3,466	52,475
NetApp, Inc.	466	20,756
		2,599,146
Cosmetics & Personal Care — 3.0%
Colgate-Palmolive Co.	1,770	128,024
The Estee Lauder Companies, Inc. - Class A	486	95,970
The Procter & Gamble Co.	4,727	547,954
		771,948
Distribution & Wholesale — 0.5%
Copart, Inc. (1)	472	42,192
Fastenal Co.	1,203	49,636
W.W. Grainger, Inc.	75	23,221
		115,049
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	1,317	80,363

Electronics — 1.4%
Agilent Technologies, Inc.	635	55,969
Allegion PLC	201	20,040
Fortive Corp.	577	35,185
Garmin Ltd.	280	25,248
Mettler-Toledo International, Inc. (1)	43	34,185
PerkinElmer, Inc.	216	21,701
Roper Technologies, Inc.	187	73,641
TE Connectivity Ltd.	691	56,144
Waters Corp. (1)	114	22,783
		344,896

The accompanying notes are an integral part of these financial statements.

4

Sharia ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited) (Continued)
	Shares	Value
Common Stocks — 99.7% (Continued)
Environmental Control — 0.1%
Pentair PLC	309	$12,094

Food — 1.1%
The Hershey Co.	379	51,423
Lamb Weston Holdings, Inc.	267	16,036
McCormick & Co., Inc.	315	55,175
Mondelez International, Inc.	2,929	152,660
		275,294
Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	298	37,384

Healthcare - Products — 8.0%
Abbott Laboratories	3,400	322,728
ABIOMED, Inc. (1)	84	18,808
Align Technology, Inc. (1)	166	40,773
Baxter International, Inc.	1,113	100,181
Boston Scientific Corp. (1)	2,897	110,057
The Cooper Companies, Inc.	147	46,596
Danaher Corp.	1,282	213,594
DENTSPLY SIRONA, Inc.	501	23,306
Edwards Lifesciences Corp. (1)	466	104,720
Henry Schein, Inc. (1)	272	16,516
Hologic, Inc. (1)	588	31,164
IDEXX Laboratories, Inc. (1)	212	65,483
Intuitive Surgical, Inc. (1)	234	135,727
Medtronic PLC	2,629	259,167
ResMed, Inc.	284	45,673
STERIS PLC	159	26,376
Stryker Corp.	678	132,705
Teleflex, Inc.	83	30,117
Thermo Fisher Scientific, Inc.	823	287,383
Varian Medical Systems, Inc. (1)	164	19,908
		2,030,982
Healthcare - Services — 0.1%
Quest Diagnostics, Inc.	280	33,119

Home Builders — 0.2%
D.R. Horton, Inc.	681	37,660
NVR, Inc. (1)	7	22,551
		60,211
Household Products & Wares — 1.0%
Avery Dennison Corp.	268	29,660
Church & Dwight Co., Inc.	702	52,699
	Shares	Value
Household Products & Wares — 1.0% (Continued)
The Clorox Co.	375	$77,344
Kimberly-Clark Corp.	751	106,221
		265,924
Internet — 11.8%
Alphabet, Inc. - Class A (1)	572	819,973
Alphabet, Inc. - Class C (1)	571	815,913
Booking Holdings, Inc. (1)	83	136,072
CDW Corp.	381	42,257
eBay, Inc.	1,392	63,392
F5 Networks, Inc. (1)	133	19,274
Facebook, Inc. - Class A (1)	4,556	1,025,510
Twitter, Inc. (1)	1,571	48,654
VeriSign, Inc. (1)	182	39,860
		3,010,905
Iron & Steel — 0.1%
Nucor Corp.	574	24,257

Machinery - Diversified — 0.6%
Dover Corp.	296	28,786
Flowserve Corp.	268	6,995
IDEX Corp.	160	25,499
Ingersoll Rand, Inc. (1)	629	17,738
Rockwell Automation, Inc.	233	50,365
Xylem, Inc.	327	21,693
		151,076
Mining — 0.3%
Newmont Corp.	1,492	87,237

Miscellaneous Manufacturers — 1.6%
3M Co.	1,129	176,621
A.O. Smith Corp. - Class A	272	12,920
Eaton Corp. PLC	915	77,683
Illinois Tool Works, Inc.	619	106,753
Trane Technologies PLC	442	39,873
		413,850
Office & Business Equipment — 0.1%
Zebra Technologies Corp. (1)	103	26,916

Oil & Gas — 3.7%
Cabot Oil & Gas Corp.	1,044	20,713
Chevron Corp.	3,676	337,089
Concho Resources, Inc.	387	21,099
ConocoPhillips	2,290	96,592
EOG Resources, Inc.	1,212	61,776
Exxon Mobil Corp.	8,208	373,218

The accompanying notes are an integral part of these financial statements.

5

Sharia ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited) (Continued)
	Shares	Value
Common Stocks — 99.7% (Continued)
Oil & Gas — 3.7% (Continued)
Pioneer Natural Resources Co.	331	$30,320
		940,807
Oil & Gas Services — 0.0% (2)
National Oilwell Varco, Inc.	702	8,754

Packaging & Containers — 0.1%
Packaging Corp. of America	186	18,862

Pharmaceuticals — 7.3%
DexCom, Inc. (1)	193	73,014
Eli Lilly and Co.	1,635	250,073
Johnson & Johnson	4,970	739,288
Merck & Co., Inc.	4,928	397,788
Pfizer, Inc.	10,669	407,449
		1,867,612
Retail — 7.3%
Advance Auto Parts, Inc.	175	24,381
AutoZone, Inc. (1)	60	68,872
Dollar Tree, Inc. (1)	495	48,446
Genuine Parts Co.	288	24,022
The Home Depot, Inc.	2,113	525,038
Lowe’s Companies, Inc.	1,568	204,389
McDonald’s Corp.	1,477	275,195
O’Reilly Automotive, Inc. (1)	179	74,686
Ross Stores, Inc.	780	75,629
Starbucks Corp.	2,426	189,204
Target Corp.	1,083	132,483
Tiffany & Co.	211	27,035
The TJX Companies, Inc.	2,379	125,516
Tractor Supply Co.	214	26,112
Ulta Beauty, Inc. (1)	108	26,353
		1,847,361
Semiconductors — 7.8%
Advanced Micro Devices, Inc. (1)	2,325	125,085
Analog Devices, Inc.	781	88,214
Applied Materials, Inc.	1,922	107,978
Intel Corp.	8,378	527,228
IPG Photonics Corp. (1)	64	9,946
KLA Corp.	363	63,873
Lam Research Corp.	317	86,753
Maxim Integrated Products, Inc.	520	29,994
Micron Technology, Inc. (1)	2,464	118,050
NVIDIA Corp.	1,189	422,119
	Shares	Value
Semiconductors — 7.8% (Continued)
QUALCOMM, Inc.	2,289	$185,134
Texas Instruments, Inc.	1,852	219,906
		1,984,280
Software — 16.9%
Activision Blizzard, Inc.	1,587	114,232
Adobe, Inc. (1)	929	359,151
Akamai Technologies, Inc. (1)	361	38,194
ANSYS, Inc. (1)	159	44,997
Autodesk, Inc. (1)	486	102,245
Cadence Design Systems, Inc. (1)	734	67,007
Cerner Corp.	787	57,372
Citrix Systems, Inc.	245	36,289
Intuit, Inc.	542	157,354
Microsoft Corp.	13,902	2,547,542
Oracle Corp.	4,325	232,555
Paycom Software, Inc. (1)	88	26,156
Salesforce.com, Inc. (1)	1,756	306,931
ServiceNow, Inc. (1)	383	148,577
Synopsys, Inc. (1)	325	58,796
		4,297,398
Telecommunications — 2.0%
Arista Networks, Inc. (1)	168	39,221
Cisco Systems, Inc.	8,379	400,684
Juniper Networks, Inc.	684	16,594
Motorola Solutions, Inc.	346	46,824
		503,323
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	288	23,366
Expeditors International of Washington, Inc.	309	23,598
J.B. Hunt Transport Services, Inc.	161	19,267
Kansas City Southern	179	26,943
Norfolk Southern Corp.	569	101,447
Old Dominion Freight Line, Inc.	212	36,271
Union Pacific Corp.	1,397	237,294
		468,186
Total Common Stocks
(Cost $24,076,469)		25,384,544

Total Investments in Securities — 99.7%
(Cost $24,076,469)		25,384,544
Other Assets in Excess of Liabilities — 0.3%		71,310
Total Net Assets — 100.0%		$25,455,854

(1)     Non-income producing security.

(2)     Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

6

Sukuk ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited)
	Principal Amount	Value
Corporate Sukuk — 41.4%
Airlines — 1.4%
Unity 1 Sukuk Ltd.
3.860%, 11/30/21	$299,000	$298,217

Banks — 10.4%
AHB Sukuk Co. Ltd.
4.375%, 09/19/23	200,000	207,888
Boubyan Sukuk Ltd.
2.593%, 02/18/25	200,000	201,428
DIB Sukuk Ltd.
3.664%, 02/14/22	200,000	204,319
3.625%, 02/06/23	200,000	204,646
2.950%, 02/20/25	200,000	199,482
Fab Sukuk Co. Ltd.
3.625%, 03/05/23	200,000	209,250
3.875%, 01/22/24	200,000	212,586
QIB Sukuk Ltd.
3.251%, 05/23/22	200,000	203,174
3.982%, 03/26/24	200,000	209,468
SIB Sukuk Co. III Ltd.
4.231%, 04/18/23	200,000	208,732
Warba Sukuk Ltd.
2.982%, 09/24/24	200,000	202,071
		2,263,044
Chemicals — 0.9%
Equate Sukuk SPC Ltd.
3.944%, 02/21/24	200,000	206,951

Commercial Services — 3.6%
D.P. World Crescent Ltd.
3.908%, 05/31/23	200,000	205,244
4.848%, 09/26/28	200,000	206,472
3.875%, 07/18/29	200,000	192,000
3.750%, 01/30/30	200,000	189,686
		793,402
Diversified Financial Services — 1.0%
QIIB Senior Sukuk Ltd.
4.264%, 03/05/24	200,000	208,980

Electric — 12.0%
Saudi Electricity Global Sukuk Co.
4.211%, 04/03/22	400,000	418,999
Saudi Electricity Global Sukuk Co. 2
3.473%, 04/08/23	200,000	208,502
5.060%, 04/08/43	200,000	221,771
	Principal Amount	Value
Electric — 12.0% (Continued)
Saudi Electricity Global Sukuk Co. 3
4.000%, 04/08/24	$400,000	$425,821
5.500%, 04/08/44	200,000	234,022
Saudi Electricity Global Sukuk Co. 4
4.222%, 01/27/24	200,000	213,477
4.723%, 09/27/28	200,000	227,532
Tabreed Sukuk SPC Ltd.
5.500%, 10/31/25	200,000	219,074
TNB Global Ventures Capital Bhd.
3.244%, 10/19/26	200,000	212,488
4.851%, 11/01/28	200,000	233,586
		2,615,272
Food — 1.0%
Almarai Sukuk Ltd.
4.311%, 03/05/24	200,000	210,458

Real Estate — 9.1%
Aldar Sukuk Ltd.
4.750%, 09/29/25	200,000	212,976
Aldar Sukuk No. 2 Ltd.
3.875%, 10/22/29	200,000	203,792
DIFC Sukuk Ltd.
4.325%, 11/12/24	200,000	203,650
Emaar Sukuk Ltd.
3.635%, 09/15/26	200,000	190,854
3.875%, 09/17/29	200,000	184,544
EMG Sukuk Ltd.
4.564%, 06/18/24	200,000	205,540
Esic Sukuk Ltd.
3.939%, 07/30/24	200,000	186,718
MAF Sukuk Ltd.
4.500%, 11/03/25	200,000	204,498
4.638%, 05/14/29	200,000	202,775
3.933%, 02/28/30	200,000	189,984
		1,985,331
Telecommunications — 2.0%
Axiata SPV2 Bhd.
4.357%, 03/24/26	200,000	220,500
Saudi Telecom Co.
3.890%, 05/13/29	200,000	217,243
		437,743
Total Corporate Sukuk
(Cost $9,230,451)		9,019,398

The accompanying notes are an integral part of these financial statements.

7

Sukuk ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited) (Continued)
	Principal Amount	Value
Foreign Government Sukuk — 57.5%
Multi-National — 14.4%
APICORP Sukuk Ltd.
3.141%, 11/01/22	$200,000	$207,128
IDB Trust Services Ltd.
3.287%, 11/26/21	200,000	207,452
2.263%, 12/07/21	200,000	203,728
2.393%, 04/12/22	200,000	206,080
2.261%, 09/26/22	200,000	206,455
3.100%, 03/15/23	400,000	423,856
3.389%, 09/26/23	400,000	430,770
2.843%, 04/25/24	400,000	433,462
1.957%, 10/02/24	400,000	420,834
1.809%, 02/26/25	400,000	413,365
		3,153,130
Sovereign — 43.1%
Hong Kong Sukuk 2017 Ltd.
3.132%, 02/28/27	200,000	219,671
KSA Sukuk Ltd.
2.894%, 04/20/22	1,000,000	1,023,817
3.628%, 04/20/27	1,000,000	1,080,964
4.303%, 01/19/29	600,000	682,500
2.969%, 10/29/29	600,000	622,371
Malaysia Sovereign Sukuk Bhd.
3.043%, 04/22/25	200,000	214,040
4.236%, 04/22/45	100,000	121,492
Malaysia Sukuk Global Bhd.
3.179%, 04/27/26	200,000	215,679
Perusahaan Penerbit SBSN Indonesia III
3.400%, 03/29/22	200,000	204,813
3.300%, 11/21/22	200,000	205,703
3.750%, 03/01/23	300,000	311,954
3.900%, 08/20/24	200,000	211,750
4.350%, 09/10/24	400,000	429,958
4.325%, 05/28/25	400,000	433,000
4.550%, 03/29/26	400,000	441,424
4.150%, 03/29/27	400,000	433,500
4.400%, 03/01/28	400,000	442,500
4.450%, 02/20/29	300,000	335,193
RAK Capital
3.094%, 03/31/25	200,000	205,859
	Principal Amount	Value
Sovereign — 43.1% (Continued)
Sharjah Sukuk Ltd.
3.764%, 09/17/24	$200,000	$210,162
Sharjah Sukuk Program Ltd.
3.854%, 04/03/26	200,000	212,202
4.226%, 03/14/28	200,000	217,404
3.234%, 10/23/29	240,000	243,000
SoQ Sukuk A QSC
3.241%, 01/18/23	400,000	418,060
Wakala Global Sukuk Bhd.
4.646%, 07/06/21	250,000	258,236
		9,395,252
Total Foreign Government Sukuk
(Cost $12,451,822)		12,548,382

Total Investments in Securities — 98.9%
(Cost $21,682,273)		21,567,780
Other Assets in Excess of Liabilities — 1.1%		231,420
Total Net Assets — 100.0%		$21,799,200
Portfolio Diversification	Value	Percentage of Total Investments
Saudi Arabia	$8,940,607	41.5%
United Arab Emerates	5,831,554	27.0
Indonesia	3,449,795	16.0
Malaysia	1,476,021	6.9
Qatar	1,039,682	4.8
Kuwait	610,450	2.8
Hong Kong	219,671	1.0
Total	$21,567,780	100.0%

The accompanying notes are an integral part of these financial statements.

8

SP Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2020 (Unaudited)
	Sharia ETF	Sukuk ETF

Assets:
Investments in securities, at value (Note 2)	$25,384,544	$21,567,780
Cash	33,323	—
Receivables:
Fund shares sold	—	993,855
Dividends and sukuk income	47,963	144,647
Total assets	25,465,830	22,706,282

Liabilities:
Payables:
Due to custodian	—	682,337
Investment securities purchased	—	214,452
Management fees (Note 4)	9,976	10,293
Total liabilities	9,976	907,082
Net Assets	$25,455,854	$21,799,200

Components of Net Assets:
Paid-in capital	$24,310,965	$21,906,774
Total distributable (accumulated) earnings (losses)	1,144,889	(107,574)
Net assets	$25,455,854	$21,799,200

Net Asset Value (unlimited shares authorized):
Net assets	$25,455,854	$21,799,200
Shares of beneficial interest issued and outstanding	1,250,000	1,100,000
Net asset value	$20.36	$19.82

Cost of investments	$24,076,469	$21,682,273

The accompanying notes are an integral part of these financial statements.

9

SP Funds

STATEMENTS OF OPERATIONS For the Period Ended May 31, 2020 (Unaudited)
	Sharia ETF (1)	Sukuk ETF (2)

Investment Income:
Dividend income (net of foreign withholding tax of $49 and $-, respectively)	$145,193	$—
Sukuk income	—	157,155
Total investment income	145,193	157,155

Expenses:
Management fees (Note 4)	36,915	41,150
Total expenses	36,915	41,150
Net investment income (loss)	108,278	116,005

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(181,119)	(54,711)
Change in net unrealized appreciation/depreciation on investments	1,308,075	(114,493)
Net realized and unrealized gain (loss) on investments	1,126,956	(169,204)
Net increase (decrease) in net assets resulting from operations	$1,235,234	$(53,199)

(1)     The Fund commenced operations on December 17, 2019. The information presented is from December 17, 2019 to May 31, 2020.

(2)     The Fund commenced operations on December 27, 2019. The information presented is from December 27, 2019 to May 31, 2020.

The accompanying notes are an integral part of these financial statements.

10

Sharia ETF

STATEMENT OF CHANGES IN NET ASSETS
Period Ended May 31, 2020 (1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$108,278
Net realized gain (loss) on investments	(181,119)
Change in net unrealized appreciation/depreciation on investments	1,308,075
Net increase (decrease) in net assets resulting from operations	1,235,234

Distributions to Shareholders:
Net distributions to shareholders	(90,345)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	24,310,965
Total increase (decrease) in net assets	25,455,854

Net Assets:
Beginning of period	—
End of period	$25,455,854

(1)     The Fund commenced operations on December 17, 2019. The information presented is from December 17, 2019 to May 31, 2020.

(2)     Summary of share transactions is as follows:

	Period Ended May 31, 2020 (1) (Unaudited)
	Shares	Value
Shares sold	1,300,000	$25,366,460
Shares redeemed	(50,000)	(1,055,495)
Net increase (decrease)	1,250,000	$24,310,965

The accompanying notes are an integral part of these financial statements.

11

Sukuk ETF

STATEMENT OF CHANGES IN NET ASSETS
Period Ended May 31, 2020 (1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$116,005
Net realized gain (loss) on investments	(54,711)
Change in net unrealized appreciation/depreciation on investments	(114,493)
Net increase (decrease) in net assets resulting from operations	(53,199)

Distributions to Shareholders:
Net distributions to shareholders	(54,375)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	21,906,774
Total increase (decrease) in net assets	21,799,200

Net Assets:
Beginning of period	—
End of period	$21,799,200

(1)     The Fund commenced operations on December 27, 2019. The information presented is from December 27, 2019 to May 31, 2020.

(2)     Summary of share transactions is as follows:

	Period Ended May 31, 2020 (1) (Unaudited)
	Shares	Value
Shares sold (3)	1,100,000	$21,906,774
Shares redeemed	—	—
Net increase (decrease)	1,100,000	$21,906,774

(3)     Net variable fees of $6,137.

The accompanying notes are an integral part of these financial statements.

12

SP Funds

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the periods
	Periods Ended May 31, 2020 (Unaudited)
	Sharia ETF (1)	Sukuk ETF (2)
Net asset value, beginning of period	$20.00	$20.00

Income from Investment Operations:
Net investment income (loss) (3)	0.12	0.15
Net realized and unrealized gain (loss) on investments	0.32	(0.27)
Total from investment operations	0.44	(0.12)

Less Distributions:
From net investment income	(0.08)	(0.06)
Total distributions	(0.08)	(0.06)

Net asset value, end of period	$20.36	$19.82
Total return (4)(5)	2.28%	(0.62)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$25.5	$21.8
Portfolio turnover rate (4)	23%	14%
Ratio of expenses to average net assets (6)	0.49%	0.65%
Ratio of net investment income (loss) to average net assets (6)	1.44%	1.83%

(1)     The Fund commenced operations on December 17, 2019. The information presented is from December 17, 2019 to May 31, 2020.

(2)     The Fund commenced operations on December 27, 2019. The information presented is from December 27, 2019 to May 31, 2020.

(3)     Calculated using average shares outstanding method.

(4)     Not annualized.

(5)     The total return is based on each Fund’s net asset value.

(6)     Annualized.

The accompanying notes are an integral part of these financial statements.

13

SP Funds

NOTES TO FINANCIAL STATEMENTS May 31, 2020 (Unaudited)
NOTE 1 – ORGANIZATION

Each Fund is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Sharia ETF commenced operations on December 17, 2019 and the Sukuk ETF commenced operations on December 27, 2019.

The investment objective of the Sharia ETF is to track the performance, before fees and expenses, of the S&P 500 Shariah Industry Exclusions Index. The investment objective of the Sukuk ETF is to track the performance, before fees and expenses, of the Dow Jones Sukuk Total Return (ex-Reinvestment) Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.    Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Sukuk securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –  Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

14

SP Funds

NOTES TO FINANCIAL STATEMENTS May 31, 2020 (Unaudited) (Continued)

Level 3 –  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2020:

	Sharia ETF
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$25,384,544	$—	$—	$25,384,544
Total	$25,384,544	$—	$—	$25,384,544
	Sukuk ETF
	Level 1	Level 2	Level 3	Total
Corporate Sukuk (1)	$—	$9,019,398	$—	$9,019,398
Foreign Government Sukuk (2)	—	12,548,382	—	12,548,382
Total	$—	$21,567,780	$—	$21,567,780

(1)    See Schedules of Investments for the industry breakout.

(2)    See Schedules of Investments for the security type breakout.

B.    Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

As of May 31, 2020, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.    Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on sukuk securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Sukuk income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.    Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

15

SP Funds

NOTES TO FINANCIAL STATEMENTS May 31, 2020 (Unaudited) (Continued)

E.    Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.    Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.    Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.    Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the LRMP.

I.     Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13.

J.     Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – PRINCIPAL RISKS

A.   Equity Market Risk. The equity securities held in a Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which a Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

B.    Non-Diversification Risk. Because each Fund is “non-diversified,” each Fund may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause a Fund’s overall value to decline to a greater degree than if such Fund held a more diversified portfolio.

C.    Sharia-Compliant Investing Risk. Islamic religious law commonly known as Sharia has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Funds can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect a Fund’s performance, especially in comparison to a more diversified fund. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

16

SP Funds

NOTES TO FINANCIAL STATEMENTS May 31, 2020 (Unaudited) (Continued)

D.   Emerging Markets Risk. Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including: smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of a Fund to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause a Fund to decline in value.

E.    Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.

F.    Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

G.    Sukuk Risk. Sukuk are financial certificates that are similar to conventional bonds but are structured to comply with Sharia law and its investments principles, which, among other things, prohibit charging or paying interest. Sukuk involve many of the same risks that conventional bonds incur such as credit risk and interest rate risk. In addition to these risks, there are certain risks specific to sukuk. Sukuk represent undivided shares in the ownership of certificates, and such certificates are linked to a specific investment activity, such as an underlying asset or contractual payment obligations of the issuer. Because no collateral is pledged as security for sukuk, purchasers of sukuk are subject to the risk that an issuer may not meet its payment obligations or that an underlying asset may not perform as expected or lose value. While the sukuk market has grown significantly in recent years, there may be times when the market is illiquid and it is difficult to make an investment in or dispose of sukuk.

H.   Foreign Government Risk. A Fund’s investment in securities issued by foreign governments or their agencies or instrumentalities (sovereign debt), including those that issue sukuk through a secondary issuing vehicle, differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. The foreign sovereign debt securities a Fund purchases involve specific risk, including that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there are no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part. These and other factors can make investments more volatile and potentially less liquid than other types of investments that track an index of domestic securities.

I.    Exchange Traded Fund (“ETF”) Risks.

•      Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

17

SP Funds

NOTES TO FINANCIAL STATEMENTS May 31, 2020 (Unaudited) (Continued)

•      Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•      Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market price. Although it is expected that the market price of shares will approximate the Funds’ NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

•      Trading. Although shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than shares.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the "Adviser") serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds. The Adviser provides oversight of the Sub-Advisers (defined below), monitoring of the Sub-Advisers’ buying and selling of securities for the Funds, and review of each Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Fund	Management Fee
Sharia ETF	0.49%
Sukuk ETF	0.65%

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser (collectively, the “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

CSat Investment Advisory, L.P., doing business as Exponential ETFs (“Exponential”) and ShariaPortfolio, Inc. (“ShariaPortfolio”) (each, a “Sub-Adviser” and together, the “Sub-Advisers”), serve as sub-advisers to the Funds, each pursuant to a sub-advisory agreement between the Adviser and the respective Sub-Adviser with respect to the Funds (each, a “Sub-Advisory Agreement” and together, the “Sub-Advisory Agreements”). Pursuant to the Sub-Advisory Agreement, Exponential is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and Board, and ShariaPortfolio is responsible for ensuring the Funds follow the character of each applicable Index and providing advice with regard to the interpretation of and compliance with Sharia principles.

18

SP Funds

NOTES TO FINANCIAL STATEMENTS May 31, 2020 (Unaudited) (Continued)

Pursuant to the Sub-Advisory Agreements, the Adviser pays each Sub-Adviser a fee for the services and facilities the Sub-Advisers provide (the “Sub-Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Exponential Sub-Advisory Fee	ShariaPortfolio Sub-Advisory Fee
Sharia ETF	0.03%	0.02%
Sukuk ETF	0.03%	0.02%

Under the Sub-Advisory Agreement, ShariaPortfolio has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the Sub-Advisory Fee payable to the Sub-Advisers and Excluded Expenses. Such expenses incurred by the Funds and paid by ShariaPortfolio include fees charged by the Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub- administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and trustees of the Trust are affiliated with the Adviser and Fund Services. None of the affiliated trustees or the Trust’s officers receive compensation from the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2020, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were as follows:

Fund	Purchases	Sales
Sharia ETF	$28,379,814	$4,122,227
Sukuk ETF	23,756,895	1,959,460

There were no purchases or sales of long-term U.S. Government securities for the period ended May 31, 2020.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended May 31, 2020. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The tax character of distributions paid during the period ended May 31, 2020 (estimated), was as follows:

Distributions paid from:	Sharia ETF	Sukuk ETF
Ordinary income	$90,345	$54,375

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. The Sharia ETF commenced operations on December 17, 2019 and the Sukuk ETF commenced operations on December 27, 2019, therefore, the Funds had no late year losses, no post October losses, and no capital loss carryovers.

19

SP Funds

NOTES TO FINANCIAL STATEMENTS May 31, 2020 (Unaudited) (Continued)
NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

20

SP Funds

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met in person at a meeting held on November 14, 2019 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Sharia ETF”) and SP Funds Dow Jones Global Sukuk ETF (the “Sukuk ETF”) (each, a “Fund” and together, the “Funds”), each a series of the Trust, and Toroso Investments, LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee applicable to each Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.    The nature, extent and quality of services to be provided by the Adviser to the Funds.    The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Funds.

       The Board also considered other services to be provided to the Funds, such as monitoring adherence to each Fund’s investment strategies and restrictions, oversight of the Funds’ sub-advisers and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Funds achieve their investment objective as passively-managed ETFs. The Board noted that each Fund is designed to track the performance of an index and, subject to the supervision of the Adviser, CSat Investment Advisory, L.P. d/b/a Exponential ETFs (“Exponential”), a sub-adviser to the Funds, would be responsible for trade execution and ShariaPortfolio, Inc. (“ShariaPortfolio” and, together with Exponential, the “Sub-Advisers”)), a sub-adviser to the Funds, would be responsible for providing advice with regard to the interpretation of and compliance with Sharia principles.

       The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.    The investment performance of the Funds and the Adviser.    The Board noted that the Funds had not yet commenced operations and, therefore, concluded that performance of the Funds was not a relevant factor for consideration. The Board also considered that because each Fund is designed to track the performance of an index and Exponential would be responsible for trade execution, the performance for each Fund would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to each Fund’s performance, the Board in the future would focus on the Adviser’s oversight of Exponential’s services, including whether each Fund’s performance exhibited significant tracking error.

3.    The cost of services to be provided and profits to be realized by the Adviser.    The Board considered the cost of services and the structure of the Adviser’s proposed advisory fees, including a review of comparative expenses, expense components and peer group selections. The Board took into consideration that the advisory fees were a “unitary fee,” meaning that the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the

21

SP Funds

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

extent it is implemented, fees pursuant to the Funds’ Rule 12b-1 Plan. The Board noted that the Adviser agrees to pay, or require an affiliate of ShariaPortfolio to pay, all other expenses incurred by the Funds. The Board considered comparative information prepared by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) utilizing data provided by Morningstar Direct relating to the cost structure of the Funds relative to peer groups. The Sukuk ETF was compared to ETFs in the U.S. emerging markets bond and U.S. world bond categories and the Sharia ETF was compared to ETFs in the U.S. large blend, U.S. large growth and U.S. large value categories.

       For the Sukuk ETF, the Board noted that the Fund’s proposed advisory fee of 0.65% was above the peer group average of 0.49% and the Fund’s expense ratio of 0.65% was above the peer group average of 0.49%. The Board noted the specialized nature of the Sukuk ETF’s investment strategies, as well as the limited number of ETFs in the peer group.

       For the Sharia ETF, the Board noted that the Fund’s proposed advisory fee of 0.49% was above the peer group average of 0.38% and the Fund’s expense ratio of 0.49% was above the peer group average of 0.38%.

       The Board concluded that each Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Funds by the Adviser given the nature of the Funds’ strategies. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from its relationship with the Funds, taking into account an analysis of the Adviser’s expected profitability with respect to the Funds, and the Board further concluded that the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

4.    The extent of economies of scale as the Funds grow.    The Board considered the potential economies of scale that the Funds might realize under the structure of the proposed advisory fees. The Board noted the advisory fees did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.    The benefits to be derived from the relationship with the Funds.    The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusions.    Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fees are reasonable in light of the services that the Adviser will provide to each of the Funds; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of each of the Funds and its shareholders.

At the in-person meeting held on November 14, 2019, the Board also considered the initial approval of the sub-advisory agreement entered into between the Adviser and Exponential and the sub-advisory agreement entered into between the Adviser and ShariaPortfolio (each, a “Sub-Advisory Agreement” and together, the “Sub-Advisory Agreements”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of each Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of each Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of each Sub-Advisory Agreement, due diligence materials prepared by each Sub-Adviser (including the due diligence response completed by each Sub-Adviser with respect to a specific request letter from the Trust’s outside legal counsel, Form ADV, select ownership, organizational, financial and insurance information for each Sub-Adviser, bibliographic information of key management and compliance personnel, and each Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved each Sub-Advisory Agreement for an initial two-year term.

22

SP Funds

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreements and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.    The nature, extent and quality of services to be provided by the Sub-Advisers to the Funds.    The Board considered the nature, extent and quality of overall services to be provided by each of Exponential and ShariaPortfolio to the Funds. The Board considered Exponential’s responsibilities in all aspects of day-to-day investment management of the Funds, as well as the qualifications, experience and responsibilities of Charles A. Ragauss, who will serve as a co-portfolio manager for the Funds, as well as the responsibilities of other key personnel of Exponential to be involved in the day-to-day activities of each Fund.

       The Board also considered ShariaPortfolio’s responsibilities in all aspects of day-to-day management of the Funds, specifically with respect to providing advice with regard to the interpretation of and compliance with Sharia principles for each Fund, as well as the qualifications, experience and responsibilities of Naushad Virji, who will serve as a co-portfolio manager for the Funds, as well as the responsibilities of other key personnel of ShariaPortfolio to be involved in the day-to-day activities of each Fund. The Board reviewed the due diligence information provided by each of Exponential and ShariaPortfolio, including information regarding each of their compliance programs, compliance personnel and compliance records, as well as each of their cybersecurity programs and business continuity plans. The Board noted that neither Exponential nor ShariaPortfolio manages any other accounts that utilize a strategy similar to that to be employed by the Funds.

       The Board also considered other services to be provided to the Funds, by Exponential and ShariaPortfolio, as applicable, such as monitoring adherence to each Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Funds achieve their investment objective as passively-managed ETFs, responsibility of daily monitoring of tracking error with respect to the Funds and quarterly reporting to the Board. The Board noted that, subject to oversight by the Adviser, Exponential would be responsible for the Funds’ trade execution and ShariaPortfolio would be responsible for providing advice with regard to the interpretation of and compliance with Sharia principles.

       The Board concluded that Exponential and ShariaPortfolio had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreements and managing the Funds and that the nature, overall quality and extent of the management services to be provided to the Funds by each of Exponential and ShariaPortfolio were satisfactory.

2.    The investment performance of the Funds and the Sub-Advisers.    The Board noted that the Funds had not yet commenced operations and, therefore, concluded that performance of the Funds was not a relevant factor for consideration. The Board also considered that, because the investment objective of each Fund is to track the performance of an index, the Board in the future would focus on the extent to which each Fund achieved its investment objective as a passively-managed ETF.

3.    The cost of services to be provided and profits to be realized by the Sub-Advisers.    The Board considered the structure of the proposed sub-advisory fees to be paid by the Adviser to each of Exponential and ShariaPortfolio under the Sub-Advisory Agreements. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreements were reasonable in light of the services to be performed by each of Exponential and ShariaPortfolio. Since the sub-advisory fees are to be paid by the Adviser, the overall advisory fee paid by each Fund is not directly affected by the sub-advisory fees paid to each of Exponential and ShariaPortfolio. Consequently, the Board did not consider the cost of services provided by each of Exponential and ShariaPortfolio or the potential profitability of their relationship with the Funds to be material factors for consideration given that Exponential and ShariaPortfolio are not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to each of Exponential and ShariaPortfolio were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to each of Exponential and ShariaPortfolio by the Adviser reflected an appropriate allocation of the advisory fee and were reasonable in light of the services to be provided by each of Exponential and ShariaPortfolio.

23

SP Funds

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

4.    The extent of economies of scale as the Funds grow.    Since the sub-advisory fees payable to Exponential and ShariaPortfolio are not paid by the Funds, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as each Fund’s assets increase.

5.    The benefits to be derived from the relationship with the Funds.    The Board considered the direct and indirect benefits that could be received by each of Exponential and ShariaPortfolio from their association with the Funds. The Board concluded that the benefits that each of Exponential and ShariaPortfolio may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusions.    Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreements are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that each of Exponential and ShariaPortfolio will provide to each of the Funds; and (c) the approval of the Sub-Advisory Agreements for an initial term of two years was in the best interests of each of the Funds and its shareholders.

24

SP Funds

EXPENSE EXAMPLES For the Period Ended May 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from December 17, 2019 to May 31, 2020 for the Sharia ETF and December 27, 2019 to May 31, 2020 for the Sukuk ETF. The hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from December 1, 2019 to May 31, 2020.

Actual Expenses

The first line of the following tables provides information about actual account values based on actual returns and actual expenses. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the examples. The examples include, but are not limited to, management fees. However, the examples do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Sharia ETF

	Beginning Account Value December 17, 2019	Ending Account Value May 31, 2020	Expenses Paid During the Period December 17, 2019 – May 31, 2020 (1)
Actual	$ 1,000.00	$ 1,022.80	$ 2.25
	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During the Period December 1, 2019 – May 31, 2020 (2)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.55	$ 2.48

(1)   The actual expenses are equal to the Fund’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 166/366 (to reflect the period from December 17, 2019 to May 31, 2020, the commencement of operations date to the end of the period).

(2)   The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the most recent six-month period).

25

SP Funds

EXPENSE EXAMPLES For the Period Ended May 31, 2020 (Unaudited) (Continued)

Sukuk ETF

	Beginning Account Value December 27, 2019	Ending Account Value May 31, 2020	Expenses Paid During the Period December 27, 2019 – May 31, 2020 (3)
Actual	$ 1,000.00	$ 993.80	$ 2.76
	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During the Period December 1, 2019 – May 31, 2020 (4)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.75	$ 3.29

(3)     The actual expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 156/366 (to reflect the period from December 27, 2019 to May 31, 2020, the commencement of operations date to the end of the period).

(4)     The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the most recent six-month period).

26

SP Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (425) 409-9500 or by accessing the Funds’ website at www.sp-funds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (425) 409-9500 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (425) 409-9500. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on the Funds’ website daily at www.sp-funds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.sp-funds.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (425) 409-9500. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website www.sp-funds.com.

27

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Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
CSat Investment Advisory, L.P. (dba Exponential ETFs)
1001 Woodward Avenue, Suite 500
Detroit, Michigan 48226

Investment Sub-Adviser
ShariaPortfolio, Inc.
1331 International Pkwy
Suite 2291
Lake Mary, Florida 32746

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
SP Funds S&P 500 Sharia Industry Exclusions ETF	SPUS	886364801
SP Funds Dow Jones Global Sukuk ETF	SPSK	886364702

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 5, 2020

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	August 10, 2020

* Print the name and title of each signing officer under his or her signature.